Operating Lease Liabilities - Maturity Analysis of The Annual Undiscounted Cash Flows of The Company's Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Operating Lease Liabilities [Abstract]
One year	$ 1,044	$ 1,572
Two year	0	1,300
Three year	0	1,144
Four year	0	1,144
Five year	0	1,144
Six years and thereafter	0	1,222
Total undiscounted operating lease commitments	1,044	7,526
Less: Discount adjustment	(36)	(1,018)
Total operating lease liabilities	1,008	6,508
Less: current portion	(1,008)	(1,276)
Operating lease liabilities, non-current portion		$ 5,232